Ameristock ETF Trust

The Ameristock ETF Trust (the “Trust”) consists of a number of separate investment portfolios called “Funds.” Each Fund described in this Prospectus seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of a particular U.S. Treasury securities index owned and compiled by Ryan Holdings LLC and Ryan ALM, Inc. (collectively, the “Index Provider”). This Prospectus relates to the following five Funds:

Ameristock/Ryan 1 Year Treasury ETF

Ameristock/Ryan 2 Year Treasury ETF

Ameristock/Ryan 5 Year Treasury ETF

Ameristock/Ryan 10 Year Treasury ETF

Ameristock/Ryan 20 Year Treasury ETF

The Ameristock Corporation (the “Adviser”) is the investment adviser to each Fund.

The Trust is a registered investment company. The shares of the Trust are listed and traded at market prices on the American Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share. Each Fund has its own CUSIP number and exchange-trading symbol.

Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated June 28, 2007

1

2

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the Trust. It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an “index fund” that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of a particular index (its “Underlying Index”). An index is a measure of securities price changes or returns, with the securities in the index (and their weightings) selected by an index provider as representative of a market, market segment or specific industry sector. The index provider publishes information regarding the value of and changes in the index.

The Index Provider does not provide advice regarding whether specific securities or instruments should be purchased by any Fund.     This advice is provided by the Adviser. The Adviser is not affiliated with the Index Provider for the Funds.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds generally, while the Description of the Ameristock/Ryan Treasury ETFs section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

The shares of the Trust are listed and traded at market prices on the American Stock Exchange. Market prices for a Fund’s shares may be different from its net asset value per share. Each Fund has its own CUSIP number and exchange-trading symbol.

Each Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Investment Objective

Each Fund seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of its Underlying Index.

Principal Investment Strategies

The Adviser seeks to match the average dollar-weighted duration of each Fund closely to the duration of its Underlying Index (plus or minus a certain number of months, as described below). Each Fund generally will invest at least 90% of its total assets in debt securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government (“Treasury Securities”). The assets of a Fund not invested in Treasury Securities (up to 10% of total assets) will be invested in   futures contracts, options and other derivative instruments, and cash and cash items, including repurchase agreements.

Each Fund seeks investment results, before fees and expenses, that correspond to those of its Underlying Index. Unlike many investment companies, the Funds do not try to “beat” the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued. This indexing strategy may eliminate some of the risks of active management, such as poor security selection, and may involve lower fees and expenses than active management.

Each Underlying Index is comprised of only one or two Treasury Securities at a given time. The components of the Underlying Indices change whenever there is a new public sale by the U.S. Government (referred to as an “auction”) of an Index's underlying Treasury Security (or Securities). This periodic transition to the most-recently auctioned Treasury bill, note, or bond of a stated maturity, which is referred to as the “on-the-run” or “OTR” security of that maturity, occurs on one day.

3

These characteristics of the Underlying Indices make it impractical for each Fund to invest exclusively in the component securities of its Underlying Index. First, if a Fund were to invest only in the OTR Treasury Security (or Securities) in the Underlying Index, it would be required to sell all or a substantial portion of its portfolio securities and purchase new securities on each day that the component securities of the Underlying Index changed. These transactions would result in high transaction costs for the Funds. In addition, in light of demand for OTR Treasury Securities, the OTR Treasury tends to trade "special" or at a lower yield/higher price than off-the-run Treasury Securities of similar maturities. Therefore, in addition to OTR Treasury Securities, the Fund will also invest in or hold off-the-run Treasury Securities that the Adviser believes will help the Fund track its Underlying Index. These off-the-run securities will include Treasury Securities that were on-the-run when purchased but are now off-the-run because of a subsequent auction, and Treasury Securities that had longer maturities when initially issued but whose remaining maturities make them appropriate for investment by a particular Fund.

Unlike a more typical index, the Underlying Indices are made up of one or two securities at a given time, not a substantial number of securities. However, the price of the OTR Treasury Security of a given maturity serves as a commonly-used indicator of changes in the U.S. Government securities market (and, to a certain degree, changes in the market for other fixed income securities). Therefore, the Adviser believes that attempting to track the performance of the Underlying Indices is an appropriate strategy for investors wishing to gain exposure to U.S. Government securities of a given maturity range.

The Funds use “duration” rather than maturity as a measure of how much the Fund’s net asset value is likely to change as a result of a change in interest rates, and the Adviser attempts to match the average weighted duration of a Fund closely with that of its Underlying Index. Duration is generally superior to average weighted maturity, which takes into account only the stated maturity dates of the Fund's holdings, as a measure of this volatility, because duration takes into account the timing of the cash flows ( i.e. , interest and principal payments) from the bonds held by a Fund.

Each Fund may invest in futures contracts, options and other derivatives instruments only in furtherance of the objective of seeking results, before fees and expenses, that correspond generally to the price and yield performance of that Fund’s Underlying Index, and not for speculative purposes. These instruments will be used primarily as a means to gain exposure to a Fund’s Underlying Index with respect to cash that the Fund is otherwise unable to invest directly in Treasury Securities on a cost-effective basis ( e.g. , cash that remains after the Fund has acquired appropriate Treasury Securities in the principal amounts in which they are normally traded). In this way, the Adviser will attempt to minimize the amount of Fund assets held in cash or cash items. Derivative instruments may also be used to adjust the average duration for a Fund so that it more closely approximates the duration of its Underlying Index, to facilitate trading or to reduce transaction costs.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact and timing variances.

The Adviser expects that, over extended periods, the correlation between each Fund’s performance before fees and expenses and that of its Underlying Index will be 95% or better. A correlation of 100% would indicate perfect correlation, while a correlation of 0% would indicate no relationship between the performance of a Fund and its Underlying Index. The Adviser also expects that the performance of each Fund will have an annual tracking error of less than 5% relative to its Underlying Index.

Because each Fund does not invest exclusively in the securities making up its Underlying Index, its correlation may be lower than and its tracking error may be greater than a fund that does invest exclusively in securities in its index.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the Ameristock/Ryan Treasury ETFs section. Some or all of these risks may adversely affect a Fund’s net asset value, trading price, yield, total return and/or its ability to meet its objectives.

4

Market Risk

Each Fund’s net asset value and share price will react to movements in the Treasury Securities market. You could lose money over short periods due to such market movements, and over longer periods during market downturns.

Asset Class Risk

Treasury Securities may underperform as compared to other bonds or to different asset classes, such as stocks. Different types of bonds tend to go through cycles of out-performance and underperformance in comparison to the general securities markets. Because Treasury Securities generally involve less risk than other bonds, they will generally pay lower interest rates than other bonds. The amount of this interest rate differential will vary over time.

Interest Rate Risk

As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent a Fund invests a substantial portion of its assets in Treasury Securities with longer-term durations, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Inflation Risk

Interest rates tend to rise, and the value of bonds held by a Fund will tend to fall, during periods of rising inflation. Furthermore, higher rates of inflation may result in the return on a Fund’s securities being lower than the inflation rate, meaning that an investor in the Fund could lose purchasing power even if the nominal value of the Fund shares owned by the investor increases.

Credit Risk

This is the chance that any of the Fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level and share price. Treasury Securities have virtually no credit risk.

Passive Investments

The Funds are not actively managed. As noted above, each Fund will be affected by a general decline in the Treasury Securities market. The Adviser does not attempt to outperform a Fund’s Underlying Index, and does not attempt to take defensive positions when the Treasury Securities market is declining or when the Adviser expects it to decline.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause tracking error, where a Fund’s performance does not match the performance of its Underlying Index. Differences between the performance of a Fund and its Underlying Index may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

5

Management Risk

Because each Fund does not exactly replicate its Underlying Index and may hold securities not included in its Underlying Index, a Fund is subject to management risk. This is the risk that the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the Underlying Indices differ from more typical securities indices in that they include only one or two securities at any given time, the managerial expertise and effort required of the Adviser in order to track each Fund’s Underlying Index differs from the expertise and effort required of the managers of more typical ETFs and indexed mutual funds. The Funds’ portfolio managers do not have experience managing ETFs similar to the Funds or in attempting to track the performance of the Underlying Indices.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Shares of the Funds May Trade at Prices Other Than Net Asset Value

Shares of the Funds may trade at, above or below their net asset value or “NAV.” The per share net asset value of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will reflect market supply and demand for such shares, and therefore may not track net asset value closely. However, given that shares can be created and redeemed at net asset value in large “Creation Unit” aggregations, the Adviser believes that large discounts or premiums in the trading prices of the Fund’s shares as compared to their net asset value should not occur (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset values).

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”).
6

Description of the Ameristock/Ryan Treasury ETFs

■	Ameristock/Ryan 1 Year Treasury ETF

■	Ameristock/Ryan 2 Year Treasury ETF

■	Ameristock/Ryan 5 Year Treasury ETF

■	Ameristock/Ryan 10 Year Treasury ETF

■	Ameristock/Ryan 20 Year Treasury ETF

7

Ameristock/Ryan 1 Year Treasury ETF

Cusip: 03077A 109
Trading Symbol: GKA
Underlying Index: Ryan Adjusted 1 Year Treasury Index.

Investment Objective

The Ameristock/Ryan 1 Year Treasury ETF seeks results, before fees and expense, that correspond generally to the price and yield performance of a particular Treasury Securities index called the Ryan Adjusted 1 Year Treasury Index (the “Underlying Index”).

Principal Investment Strategy

The Fund will invest at least 90% of its total assets in Treasury Securities and up to 10% in the aggregate in futures contracts, options and other derivative instruments (based on the “notional” or face amount of such instruments). The Adviser attempts to match the average dollar-weighted duration of the Fund to within one month of the duration of the Underlying Index.

The Underlying Index is based on the return of a portfolio with a 2/3 weighting in the most recently auctioned 6 month U.S. Treasury bill and a 1/3 weighting in the most recently auctioned 2 year U.S. Treasury note. The Index Provider determines the composition of the Underlying Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the Underlying Index.

Because the Underlying Index is comprised of only two securities, and those securities change each time an auction of the relevant Treasury Securities occurs, it is not practicable for the Fund to invest exclusively in the component securities of the Underlying Index. Instead, the Fund invests in a limited number of (fewer than ten) Treasury Securities with an average duration similar to that of the securities in the Underlying Index. These Treasury Securities may include the OTR Treasury Securities that are the component securities of the Underlying Index, off-the-run Treasury Securities that were on-the-run when purchased by the Fund but became off-the-run because of a subsequent auction, and Treasury Securities that, irrespective of their maturities when issued, have remaining maturities that make them appropriate for investment by the Fund.

The Fund’s portfolio holdings can be found at www.Ameristock.com. Fund fact sheets provide information regarding the Fund’s holdings and may be requested by calling 1-866-821-5592.

Principal Risks

Since the Fund generally will invest essentially all of its assets in Treasury Securities, the risks associated with investing in Treasury Securities and bonds in general will affect the Fund and the value of its assets. As described above, some of the risks associated with investing in the Fund include:

■	Prices of bonds, including Treasury Securities, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s duration, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Underlying Index may underperform equity investments, bonds issued by private entities, and U.S. government securities of different durations.

Because the Fund generally invests in shorter-term Treasury Securities than the other Funds described in this Prospectus, it can be expected to be subject to less risk and share price fluctuation than such other Funds, although it may also generate lower returns. Assuming that the average duration of the Fund exactly matches the maximum duration of its Underlying Index, and that the values of the securities held by the Fund change only in response to interest rate changes, the Fund’s net asset value would be expected to decline by approximately 0.94% when market interest rates increase by 1%, and to increase by approximately 0.96% when market interest rates decline by 1%.

8

Performance Information

Performance information is not available because the Fund is new.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transactions fees paid by large investors when purchasing or redeeming Creation Units are.

Shareholder Fees (fees paid directly from an investment)
Creation Transaction Fee[1]	$1,000
Redemption Transaction Fee[1]	$1,000
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)[2]
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.03%
Total Annual Fund Operating Expenses	0.18%
Fee waiver and/or expense reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	0.15%

1	Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

2	Expressed as a percentage of average net assets on an annual basis.

3
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. The Trust’s Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), independent trustee fees and expenses, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

4
The Adviser has agreed contractually to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund, at least until June 30, 2008. As a result of such agreement, the Fund’s net expenses are expected to equal its management fee of 0.15%.

Examples

These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the contractual waiver noted above remains in effect only until June 30, 2008, but that the Fund’s operating expenses otherwise remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 Investment
1 Year	3 Years
$15	$55

$2,500,000 Investment
1 Year	3 Years
$5,839	$15,732

9

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of June 28, 2007, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day. (See the Transaction Fees section below.)

10

Ameristock/Ryan 2 Year Treasury ETF

Cusip: 03077A 208
Trading Symbol: GKB
Underlying Index: Ryan 2 Year Treasury Index.

Investment Objective

The Ameristock/Ryan 2 Year Treasury ETF seeks results, before fees and expenses, that correspond generally to the price and yield performance of a particular Treasury Securities index called the Ryan 2 Year Treasury Index (the “Underlying Index”).

Principal Investment Strategy

The Fund will invest at least 90% of its total assets in Treasury Securities and up to 10% in the aggregate in futures contracts, options and other derivative instruments (based on the “notional” or face amount of such instruments). The Adviser attempts to match the average dollar-weighted duration of the Fund to within two months of the duration of the Underlying Index.

The Underlying Index is based on the return of the most recently auctioned 2-year U.S. Treasury note. The Index Provider determines the composition of the Underlying Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the Underlying Index.

Because the Underlying Index is comprised of only one security, and that security changes each time an auction of such security occurs, it is not practicable for the Fund to invest exclusively in the component securities of the Underlying Index. Instead, the Fund invests in a limited number of (fewer than ten) Treasury Securities with an average duration similar to the duration of the security in the Underlying Index. These Treasury Securities may include the OTR Treasury Security that is the component security of the Underlying Index, off-the-run Treasury Securities that were on-the-run when purchased by the Fund but became off-the-run because of a subsequent auction, and Treasury Securities that, irrespective of their maturities when issued, have remaining maturities that make them appropriate for investment by the Fund.

The Fund’s portfolio holdings can be found at www.Ameristock.com. Fund fact sheets provide information regarding the Fund’s holdings and may be requested by calling 1-866-821-5592.

Principal Risks

Since the Fund generally will invest essentially all of its assets in Treasury Securities, the risks associated with investing in Treasury Securities and bonds in general will affect the Fund and the value of its assets. As described above, some of the risks associated with investing in the Fund include:

■	Prices of bonds, including Treasury Securities, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s duration, the greater the risk that its value may fall in response to economic events or trends.

■	The bond in the Underlying Index may underperform equity investments, bonds issued by private entities, and U.S. government securities of different durations.

Because the Fund invests in shorter-term Government Securities as compared to the other Funds described in this prospectus (except the Ameristock/Ryan 1-Year Treasury Fund), it can be expected to be subject to less risk and share price fluctuation than such other Funds, but it may also generate lower returns. Assuming that the average duration of the Fund exactly matches the maximum duration of its Underlying Index, and that the values of the securities held by the Fund change only in response to interest rate changes, the Fund’s net asset value would be expected to decline by approximately 1.86% when market interest rates increase by 1%, and to increase by approximately 1.90% when market interest rates decline by 1%.

11

Performance Information

Performance information is not available because the Fund is new.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are.

Shareholder Fees (fees paid directly from an investment)
Creation Transaction Fee[1]	$1,000
Redemption Transaction Fee[1]	$1,000
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)[2]
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.03%
Total Annual Fund Operating Expenses	0.18%
Fee waiver and/or expense reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	0.15%

1	Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

2	Expressed as a percentage of average net assets on an annual basis.

3
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. The Trust’s Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), independent trustee fees and expenses, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

4
The Adviser has agreed contractually to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund, at least until June 30, 2008. As a result of such agreement, the Fund’s net expenses are expected to equal its management fee of 0.15%.

 Examples

These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the contractual waiver noted above remains in effect only until June 30, 2008, but that the Fund’s operating expenses otherwise remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 Investment
1 Year	3 Years
$15	$55

$2,500,000 Investment
1 Year	3 Years
$5,839	$15,732

12

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of June 28, 2007, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day.

13

Ameristock/Ryan 5 Year Treasury ETF

Cusip: 03077A 307
Trading Symbol: GKC
Underlying Index: Ryan 5 Year Treasury Index.

Investment Objective

The Ameristock/Ryan 5 Year Treasury ETF seeks results, before fees and expenses, that correspond generally to the price and yield performance of a particular Treasury Securities index called the Ryan 5 Year Treasury Index (the “Underlying Index”).

Principal Investment Strategy

The Fund will invest at least 90% of its total assets in Treasury Securities and up to 10% in the aggregate in futures contracts, options and other derivative instruments (based on the “notional” or face amount of such instruments). The Adviser attempts to match the average dollar-weighted duration of the Fund to within six months of the duration of the Underlying Index.

The Underlying Index is based on the return of the most recently auctioned 5- year U.S. Treasury note. The Index Provider determines the composition of the Underlying Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the Underlying Index.

Because the Underlying Index is comprised of only one security, and that security changes each time an auction of such security occurs, it is not practicable for the Fund to invest exclusively in the component securities of the Underlying Index. Instead, the Fund invests in a limited number of (fewer than ten) Treasury Securities with an average duration similar to the duration of the security in the Underlying Index. These Treasury Securities may include the OTR Treasury Security that is the component security of the Underlying Index, off-the-run Treasury Securities that were on-the-run when purchased by the Fund but became off-the-run because of a subsequent auction, and Treasury Securities that, irrespective of their maturities when issued, have remaining maturities that make them appropriate for investment by the Fund.

The Fund’s top portfolio holdings can be found at www.Ameristock.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-866-821-5592.

Principal Risks

Since the Fund generally will invest essentially all of its assets in Treasury Securities, the risks associated with investing in Treasury Securities and bonds in general will affect the Fund and the value of its assets. As described above, some of the risks associated with investing in the Fund include:

■	Prices of bonds, including Treasury Securities, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s duration, the greater the risk that its value may fall in response to economic events or trends.

■	The bond in the Underlying Index may underperform equity investments, bonds issued by private entities, and U.S. government securities of different durations.

The Fund invests in medium-term Treasury Securities as compared to the other Funds described in this Prospectus, and can be expected to be subject to higher risk and share price fluctuation (and may generate higher returns) than those Funds investing in shorter-term securities, and lower risk and share price fluctuation (and may generate lower returns) than those Funds investing in longer-term securities. Assuming that the average duration of the Fund exactly matches the maximum duration of its Underlying Index, and that the values of the securities held by the Fund change only in response to interest rate changes, the Fund’s net asset value would be expected to decline by approximately 4.30% when market interest rates increase by 1%, and to increase by approximately 4.53% when market interest rates decline by 1%.

14

Performance Information

Performance information is not available because the Fund is new.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are..

Shareholder Fees (fees paid directly from an investment)
Creation Transaction Fee[1]	$1,000
Redemption Transaction Fee[1]	$1,000
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)[2]
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.03%
Total Annual Fund Operating Expenses	0.18%
Fee waiver and/or expense reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	0.15%

1	Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

2	Expressed as a percentage of average net assets on an annual basis.

3
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. The Trust’s Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), independent trustee fees and expenses, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

4
The Adviser has agreed contractually to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund, at least until June 30, 2008. As a result of such agreement, the Fund’s net expenses are expected to equal its management fee of 0.15%.

Examples

These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the contractual waiver noted above remains in effect only until June 30, 2008, but that the Fund’s operating expenses otherwise remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 Investment
1 Year	3 Years
$15	$55

$2,500,000 Investment
1 Year	3 Years
$5,839	$15,732

15

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of June 28, 2007, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day.

16

Ameristock/Ryan 10 Year Treasury ETF

Cusip: 03077A 406
Trading Symbol: GKD
Underlying Index: Ryan 10 Year Treasury Index.

Investment Objective

The Ameristock/Ryan 10 Year Treasury ETF seeks results, before fees and expenses, that correspond generally to the price and yield performance of a particular Treasury Securities index called the Ryan 10 Year Treasury Index (the “Underlying Index”).

Principal Investment Strategy

The Fund will invest at least 90% of its total assets in Treasury Securities and up to 10% in the aggregate in futures contracts, options and other derivative instruments (based on the “notional” or face amount of such instruments). The Adviser attempts to match the average dollar-weighted duration of the Fund to within six months of the duration of the Underlying Index.

The Underlying Index is based on the return of the most recently auctioned 10-year U.S. Treasury note. The Index Provider determines the composition of the Underlying Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the Underlying Index.

Because the Underlying Index is comprised of only one security, and that security changes each time an auction of such security occurs, it is not practicable for the Fund to invest exclusively in the component securities of the Underlying Index. Instead, the Fund invests in a limited number of (fewer than ten) Treasury Securities with an average duration similar to the duration of the security in the Underlying Index. These Treasury Securities may include the OTR Treasury Security that is the component security of the Underlying Index, off-the-run Treasury Securities that were on-the-run when purchased by the Fund but became off-the-run because of a subsequent auction, and Treasury Securities that, irrespective of their maturities when issued, have remaining maturities that make them appropriate for investment by the Fund.

The Fund’s top portfolio holdings can be found at www.Ameristock.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-866-821-5592.

Principal Risks

Since the Fund generally will invest essentially all of its assets in Treasury Securities, the risks associated with investing in Treasury Securities and bonds in general will affect the Fund and the value of its assets. As described above, some of the risks associated with investing in the Fund include:

■	Prices of bonds, including Treasury Securities, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s duration, the greater the risk that its value may fall in response to economic events or trends.

■	The bond in the Underlying Index may underperform equity investments, bonds issued by private entities, and U.S. government securities of different durations.

Because the Fund invests in longer-term Treasury Securities as compared to the other Funds described in this prospectus (except the Ameristock/Ryan 20-Year Treasury Fund), it can be expected to be subject to higher risk and share price fluctuation than such other Funds, but it may also generate higher returns. Assuming that the average duration of the Fund exactly matches the maximum duration of its Underlying Index, and that the values of the securities held by the Fund change only in response to interest rate changes, the Fund’s net asset value would be expected to decline by approximately 7.49% when market interest rates increase by 1%, and to increase by approximately 8.23% when market interest rates decline by 1%..

17

Performance Information

Performance information is not available because the Fund is new.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are.

Shareholder Fees (fees paid directly from an investment)
Creation Transaction Fee[1]	$1,000
Redemption Transaction Fee[1]	$1,000
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)[2]
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.03%
Total Annual Fund Operating Expenses	0.18%
Fee waiver and/or expense reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	0.15%

1	Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

2	Expressed as a percentage of average net assets on an annual basis.

3
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. The Trust’s Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), independent trustee fees and expenses, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

4
The Adviser has agreed contractually to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund, at least until June 30, 2008. As a result of such agreement, the Fund’s net expenses are expected to equal its management fee of 0.15%.

Examples

These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the contractual waiver noted above remains in effect only until June 30, 2008, but that the Fund’s operating expenses otherwise remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 Investment
1 Year	3 Years
$15	$55

$2,500,000 Investment
1 Year	3 Years
$5,839	$15,732

18

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The approximate value of a Creation Unit as of June 28, 2007 was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day.

19

Ameristock/Ryan 20 Year Treasury ETF

Cusip: 03077A 505
Trading Symbol: GKE
Underlying Index: Ryan 20 Year Treasury Index.

Investment Objective

The Ameristock/Ryan 20 Year Treasury ETF seeks results, before fees and expenses, that correspond generally to the price and yield performance of a particular Treasury Securities index called the Ryan 20 Year Treasury Index (the “Underlying Index”).

Principal Investment Strategy

The Fund will invest at least 90% of its total assets in Treasury Securities and up to 10% in the aggregate in futures contracts, options and other derivative instruments (based on the “notional” or face amount of such instruments). The Adviser attempts to match the average dollar-weighted duration of the Fund to within nine months of the duration of the Underlying Index.

The Underlying Index is based on an equal weighting of the most recently auctioned 10- and 30- year U.S. Treasury note and bond. The Index Provider determines the composition of the Underlying Index in accordance with its rules and procedures (which may change from time to time), and publishes information regarding the composition, investment characteristics and return of the Undelying Index.

Because the Underlying Index is comprised of only two securities, and those securities change each time an auction of the relevant Treasury Securities occurs, it is not practicable for the Fund to invest exclusively in the component securities of the Underlying Index. Instead, the Fund invests in a limited number of (fewer than ten) Treasury Securities with an average duration similar to that of the securities in the Underlying Index. These Treasury Securities may include the OTR Treasury Securities that are the component securities of the Underlying Index, off-the-run Treasury Securities that were on-the-run when purchased by the Fund but became off-the-run because of a subsequent auction, and Treasury Securities that, irrespective of their maturities when issued, have remaining maturities that make them appropriate for investment by the Fund.

The Fund’s top portfolio holdings can be found at www.Ameristock.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-866-821-5592.

Principal Risks

Since the Fund generally will invest essentially all of its assets in Treasury Securities, the risks associated with investing in Treasury Securities and bonds in general will affect the Fund and the value of its assets. As described above, some of the risks associated with investing in the Fund include:

■	Prices of bonds, including Treasury Securities, may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s duration, the greater the risk that its value may fall in response to economic events or trends.

■	The bonds in the Underlying Index may underperform equity investments, bonds issued by private entities, and U.S. government securities of different durations.

Because the Fund generally invests in longer-term Treasury Securities than the other Funds described in this Prospectus, it can be expected to be subject to higher risk and share price fluctuation than such other Funds, although it may also generate higher returns. Assuming that the average duration of the Fund exactly matches the maximum duration of its Underlying Index, and that the values of the securities held by the Fund change only in response to interest rate changes, the Fund’s net asset value would be expected to decline by approximately 14.14% when market interest rates increase by 1%, and to increase by approximately 17.76% when market interest rates decline by 1%.

20

Performance Information

Performance information is not available because the Fund is new.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will buy and sell shares of the Fund through brokers, and will pay brokerage commissions to their broker when buying or selling shares. No such commissions are reflected in the table below, although the transaction fees paid by large investors when purchasing or redeeming Creation Units are.

Shareholder Fees (fees paid directly from an investment)
Creation Transaction Fee[1]	$1,000
Redemption Transaction Fee[1]	$1,000
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)[2]
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses[3]	0.03%
Total Annual Fund Operating Expenses	0.18%
Fee waiver and/or expense reimbursement[4]	0.03%
Net Annual Fund Operating Expenses	0.15%

1	Per day on which Creation Units are purchased or redeemed, regardless of the number of Creation Units. See the Transaction Fees section below.

2	Expressed as a percentage of average net assets on an annual basis.

3
Other Expenses are based on estimated amounts for the Fund’s current fiscal year. The Trust’s Investment Advisory Agreement provides that the Adviser will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), independent trustee fees and expenses, any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

4
The Adviser has agreed contractually to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund, at least until June 30, 2008. As a result of such agreement, the Fund’s net expenses are expected to equal its management fee of 0.15%.

Examples

These Examples are intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The first Example assumes that you invest $10,000 in the Fund for the time periods indicated, while the second assumes a $2.5 million Creation Unit investment for the same time periods. Both examples assume that you sell all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the contractual waiver noted above remains in effect only until June 30, 2008, but that the Fund’s operating expenses otherwise remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

$10,000 Investment
1 Year	3 Years
$15	$55

$2,500,000 Investment
1 Year	3 Years
$5,839	$15,732

21

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at net asset value only in blocks of 100,000 shares or multiples of 100,000 shares. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. The value of a Creation Unit as of June 28, 2007, the date the Fund commenced operations, was $2,500,000. An investor who holds Creation Units will pay the annual fund operating expenses described in the table above, and an investor who wishes to redeem Creation Units at net asset value would also pay a standard transaction fee of $1,000 on the date of such redemption, regardless of the number of Creation Units redeemed that day.

22

Portfolio Turnover

Portfolio turnover is a measure of the level of trading in portfolio securities by the Funds, calculated by dividing the lesser of the amount of securities purchased or sold during a given period (excluding portfolio securities received or delivered in connection with issuing and redeeming Creation Units as discussed below under “Shareholder Information - Creations and Redemptions”) by the monthly average of the market value of the Fund’s portfolio securities during the period. Because of the rolling nature of the Underlying Indices, the portfolio turnover of the Funds will likely be higher than that of many other ETFs and indexed mutual funds, although not as high as that of many actively-managed funds. Specifically, turnover may approach or exceed 100% for at least some of the Funds. A higher turnover rate generally will result in (1) greater brokerage and other transaction costs borne by a Fund, and (2) higher amounts of realized investment gain subject to the payment of taxes by shareholders. Significant amounts of the Funds’ distributions of realized gains will be short-term capital gains, taxable to you at ordinary income rates.

Management

Investment Adviser

As investment adviser, Ameristock Corporation (the “Adviser”) has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund and manages the investment of its assets.

Under the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except independent trustee fees and expenses, interest expense, taxes, brokerage expenses, distribution or “12b-1” fees (if any), and extraordinary expenses.

The Advisers receives management fees from each Fund based on an annual percentage rate of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee

Ameristock/Ryan 1 Year Treasury Fund	0.15%
Ameristock/Ryan 2 Year Treasury Fund	0.15%
Ameristock/Ryan 5 Year Treasury Fund	0.15%
Ameristock/Ryan 10 Year Treasury Fund	0.15%
Ameristock/Ryan 20 Year Treasury Fund	0.15%

The Adviser’s address is 1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502. The Adviser and its affiliates act as Adviser for another investment company and oil-based and natural gas-based commodity funds. A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Adviser and the Trust with respect to each Fund will be available in the Funds’ annual report to shareholders for the period from commencement of operations until June 30, 2007, which will be sent to shareholders in late August, 2007.

Portfolio Managers

The portfolio managers of each Fund are Messrs.   Nicholas D. Gerber, Andrew Ngim and Andrew Petker. Mr. Gerber, the President of the Adviser, founded the Adviser in 1995 and has been the lead portfolio manager of the Funds since their inception in 2007. He also serves as portfolio manager of the Ameristock Mutual Fund, Inc., an investment company that does not operate as an exchange-traded fund (the “Mutual Fund”), and United States Oil Fund, LP (“USO”) and United States Natural Gas Fund, LP (“USNG”), registered commodity pools that issue partnership units that are traded on the American Stock Exchange (“AMEX”). Mr. Ngim has been a Managing Director of Ameristock Corporation since 1999, has been co-portfolio manager of the Funds since their inception, serves as co-portfolio manager of the Mutual Fund, and serves as a management director of the general partner of USO and USNG.  Mr. Petker joined the Adviser as a portfolio manager in 2007, serving as co-portfolio manager of the Funds since their inception. From 1995 until 2005, Mr. Petker was Managing Director of API Consulting, Inc., an investment consulting firm.   The Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of Fund securities.

23

Consulting Agreement

The Adviser has entered into a Consulting Services and Licensing Agreement (the “Consulting Agreement”) with the Index Provider and its affiliate, Ryan ALM Advisers, LLC (“Ryan Advisers”). Under the Consulting Agreement, Ryan Advisers  provides consulting services with respect to the Underlying Indices, including but not limited to general consultation regarding the calculation and maintenance of the Underlying Indices, anticipated changes to the Underlying Indices and the nature of the Underlying Indices’ current or anticipated component securities. In addition, Ryan Advisers (i) provides general consultation regarding the markets for and trading in U.S. government securities, (ii) assists in the preparation of marketing materials for the Funds, and (iii) makes available speakers for Fund marketing events and persons to be interviewed by the press who can describe the Indices and their calculation and maintenance. Ryan Advisers does not, however, have any decision-making authority with respect to the purchase, sale or holding of securities or instruments by the Funds, and does not provide advice regarding whether specific securities or instruments should be purchased, sold or held by any Fund.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, custodian and transfer agent for the Funds. Its principal address is 40 Water Street, Boston, Massachusetts 02109. Under the Administration Agreement with the Trust, BBH performs certain administrative and accounting services for the Funds and prepares certain SEC reports on behalf of the Trust and the Funds. In addition, BBH makes available the office space, equipment, personnel and facilities required to provide such services. Also under the Administration Agreement, BBH acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts cash, securities and other assets of each Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser out of its management fee.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-866-821-5592 or visiting our website at www.Ameristock.com.

Buying and Selling Shares

Shares of the Funds trade on the AMEX during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. Shares are generally purchased and sold in "round lots" of 100 shares, but investors can purchase or sell shares in "odd-lots" as small as a single share at no share price differential. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired from or redeemed directly by the Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”), including frequent trading that attempts to take advantage of potential arbitrage opportunities presented by changes in the value of a Fund’s portfolio securities during the time period between the close of the primary markets for such portfolio securities and the reflection of those changes in the Fund’s net asset value. Each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing transaction orders no later than the close of the primary markets for the Fund’s portfolio securities. In addition, frequent trading of Fund shares on the AMEX will not affect the Funds’ cash flows, and therefore will have little potential to affect the ongoing management of the Funds or their ability to track the performance of their respective Underlying Indices.

24

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the Ameristock/Ryan Treasury ETFs section.

The AMEX is generally open Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, Creation Units will be available for purchase and redemption, and each Fund’s net asset value will be calculated, only on days that (i) the government securities markets in the United States, (ii) the Funds’ custodian (the “Custodian”) and (iii) the NYSE and the AMEX are open for business. Therefore, shares of the Funds will be available for trading on AMEX on certain federal holidays when the U.S. government securities markets are closed, currently Columbus Day and Veterans Day, and each Fund’s net asset value will not be calculated on those days.

It is important to note that the acquisition of Fund shares by an investment company, whether acquired from the Trust or in the secondary market, shall be subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940 on investments by investment companies in the securities of other investment companies (such as the Funds).

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily net asset values and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a “real-time” update of the net asset value, because the approximate value may not be calculated in the same manner as the net asset value, which is computed once a day. The approximate value is determined by third-party pricing services using price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

25

Determination of Net Asset Value

The Custodian calculates the net asset value per share for each Fund as of the close of regular trading of the Treasury Securities markets (normally 3:00 p.m. Eastern time) on each day that (i) the Government Securities markets in the United States, (ii) the Custodian, and (iii) the NYSE and the AMEX are open for business. The net asset value per share of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s net asset value, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees.

Investments that may be valued using fair value pricing include, but are not limited to: (i) restricted securities (i.e., ones that may not be publicly sold without registration under the Securities Act of 1933); (ii) securities that are thinly traded; (iii) securities in default or bankruptcy proceedings for which there are no current market quotations; and (iv) securities affected by significant events ( i.e. , events that occur after the close of the markets on which the security is traded but before the time as of which the Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Because the Funds invest principally in Treasury Securities upon which defaults are unlikely and that generally trade in high volumes in liquid markets, the Trust expects that the need to value any Fund holdings based on fair value will arise only infrequently.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

Dividends and Distributions

Each Fund earns interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each Fund pays out dividends quarterly and may pay them on a more frequent basis. Each Fund will distribute substantially all of its net income to shareholders each fiscal year. Each Fund may also realize capital gains on the sale of its investments, and each Fund distributes its net realized capital gains, if any, to investors annually. Fund distributions are expected to consist primarily of dividends, although capital gains distributions may be made, especially from the Funds investing in longer-term securities.

Taxes

As with any investment, you should consider the tax consequences of your investment in shares of the Funds. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income and out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses, are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Funds will not qualify for the lower tax rates applicable to qualified dividend income or qualify for the dividends received deduction for corporate investors. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

26

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, distributions with respect to the Fund’s taxable years beginning before January 1, 2008 that qualify as “interest-related dividends” or as “short-term capital gain dividends” generally will not be subject to U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes when Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at net asset value by market makers, large investors and institutions only in block-size Creation Units, each of which consists of 100,000 shares or multiples thereof. Each “creator” enters into an authorized participant agreement with ALPS Distributors, Inc, the Funds’ distributor, and deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of net asset value after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is a DTC participant and has the ability to clear through the Federal Reserve System. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary market transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

27

Transaction Fees

Each Fund may impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. The standard creation and redemption transaction fees for the Funds are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. The Adviser may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions made for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable charge as further described in the SAI. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table shows, as of June 28, 2007, the approximate value of one Creation Unit per Fund and the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit	Standard Creation/ Redemption Transaction Fee

Ameristock/Ryan 1 Year Treasury ETF	$2,500,000	$1,000
Ameristock/Ryan 2 Year Treasury ETF	$2,500,000	$1,000
Ameristock/Ryan 5 Year Treasury ETF	$2,500,000	$1,000
Ameristock/Ryan 10 Year Treasury ETF	$2,500,000	$1,000
Ameristock/Ryan 20 Year Treasury ETF	$2,500,000	$1,000

Distribution

ALPS Distributors, Inc. (the “Distributor”) is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Distributor acts on an agency basis and is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of each Fund. The Distributor is not an affiliated person of the Trust or the Adviser.

All orders to purchase Creation Units for each Index Fund must be placed with the Distributor by or through an Authorized Participant and it is the responsibility of the Distributor to transmit such orders to the relevant Fund. The Distributor furnishes to those placing such orders confirmation that the orders have been accepted, but the Distributor may reject any order that is not submitted in proper form.

The Distributor is also responsible for delivering the Prospectus to those persons creating Creation Units and for maintaining records of both the orders placed with it and the confirmations of acceptance furnished by it. In addition, the Distributor will maintain a record of the instructions given to the relevant Fund to implement the delivery of Creation Units.

28

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Index Provider

The Index Provider develops, maintains and publishes market indices based on fixed-income instruments. The Index Provider is not affiliated with the Trust, the Advisor, the Distributor, or the AMEX. Since 1983, the Index Provider and its predecessors have calculated and issued indices based on the OTR U.S. Treasury yield curve. The Underlying Indices for each Fund represent characteristics and returns of the OTR Treasury Securities most closely matching the specified maturity of the Underlying Index. The Ryan OTR Treasury indices are widely followed by market professionals and are publicly available on their web site www.RyanIndex.com.

Under the Consulting Agreement, the Index Provider grants the Adviser a license to use the Underlying Indices and marks. The Adviser in turn is granting sub-license rights at no charge to the Trust to use the Underlying Indices.

Disclaimers

The Index Provider.  The Underlying Indices were created by Ronald J. Ryan and are the exclusive property of the Index Provider (specifically, of Ryan Holdings LLC, which owns approximately 61% of the Underlying Indices, and Ryan ALM, Inc, which owns approximately 39% and compiles and maintains the Underlying Indices). The Index Provider has licensed the use of certain trademarks, service marks and trade names of Ryan Holdings LLC, Ryan ALM, Inc. and the Underlying Indices for use by the Adviser or the Funds. The Index Provider is solely responsible for determining the securities included in, and the calculation of, each Underlying Index. In contrast, neither the Index Provider nor its affiliates determine or provide advice with respect to the specific investments of the Funds. Neither the Index Provider nor its affiliates make any representations regarding the appropriateness of the Funds’ investments for the purpose of tracking the performance of the appropriate Index or otherwise.

AMEX. Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of a Fund to track the performance of any Underlying Index or the ability of any Underlying Index identified herein to track bond market performance. Each Underlying Index identified herein is determined, composed and calculated by the Index Provider without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Trust (on behalf of its Funds) as licensee, licensee’s customers and counterparties, owners of the Funds’ shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Adviser. The Adviser does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein and the Adviser shall have no liability for any errors, omissions, or interruptions therein.

The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

29

Copies of the Prospectus, SAI, and recent shareholder reports can be found on the Adviser’s web site at www.Ameristock.com. For more detailed information about the Trust and shares of the Trust, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund’s investments is available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

If you have questions about the Funds or shares of the Trust or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call:	1-866-821-5592
Monday through Friday
9:00 a.m. to 7:00 p.m. (Eastern time)

Write:	Ameristock ETF Trust 1320 Harbor Bay Parkway Suite 145 Alameda, CA 94502

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Read and keep this Prospectus for future reference.

Investment Company Act File No. 811-21941

30

Ameristock ETF Trust

Statement of Additional Information for

Ameristock/Ryan 1 Year Treasury ETF
Ameristock/Ryan 2 Year Treasury ETF
Ameristock/Ryan 5 Year Treasury ETF
Ameristock/Ryan 10 Year Treasury ETF
Ameristock/Ryan 20 Year Treasury ETF

Dated June 28, 2007

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the Prospectus dated June 28, 2007 for the Ameristock ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust at 1320 Harbor Bay Parkway, Suite 145, Alameda, CA 94502 or calling 1-866-821-5592.

Table of Contents

General Description of the Trust and its Funds	3
Exchange Listing and Trading	3
Investment Strategies and Risks	4
Proxy Voting Policy	7
Portfolio Holdings Information	7
Descriptions of the Underlying Indices	8
Methodology	8
Index Construction Methods	9
Investment Limitations	10
Continuous Offering	11
Management	12
Portfolio Transactions	17
Additional Information Concerning the Trust	17
Creation and Redemption of Creation Unit Aggregations	19
Taxes	24
Determination of NAV	25
Dividends and Distributions	26
Miscellaneous Information	26
Financial Statements	26

General Description of the Trust and its Funds

The Ameristock ETF Trust (the “Trust”) currently consists of five separate investment portfolios. The Trust was organized as a Delaware statutory trust on June 5, 2006, is authorized to have multiple series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each a “Fund” and collectively the “Funds”):

•	Ameristock/Ryan 1 Year Treasury ETF

•	Ameristock/Ryan 2 Year Treasury ETF

•	Ameristock/Ryan 5 Year Treasury ETF

•	Ameristock/Ryan 10 Year Treasury ETF

•	Ameristock/Ryan 20 Year Treasury ETF

The investment objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of a specified benchmark index (each an “Underlying Index”), with each Underlying Index based on the total return on various maturities of U.S. Treasury Securities. Each Fund is managed by Ameristock Corporation (the “Adviser”).

Each Fund offers and issues shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of fixed income securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the Prospectus and this SAI are listed and traded on the American Stock Exchange (“AMEX”). Shares trade in the secondary market at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. A Creation Unit consists of 100,000 shares or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares (in contrast to the normal procedure of providing or receiving securities), although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, which the Adviser may change from time to time, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In all cases, such conditions will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Shareholder Information section.

Shares of each Fund are listed on the AMEX and trade throughout the day on the AMEX. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of shares of any Fund will continue to be met. The AMEX may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in both fixed income securities that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund generally will invest at least 90% of its total assets in debt securities issued by the U.S. Treasury (“Treasury Securities”) and up to 10% in futures contracts, options and other derivative instruments. Each Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. Government obligations and in cash and cash equivalents.

Diversification. Each Fund is a diversified Fund. With respect to 75% of its total assets, a diversified fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund’s total assets may be invested in any manner.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders.

Bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The Funds will only invest in bonds issued by a governmental unit (i.e., the United States Treasury). Generally, the issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls.

Treasury Securities. The Funds invest almost exclusively in Treasury Securities. Treasury Securities are a type of bond. Treasury Securities are securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. As a general matter, the value of debt instruments, including Treasury Securities, declines when market interest rates increase and rises when market interest rates decrease. Certain types of Treasury Securities are subject to fluctuations in yield or value due to their structure or contract terms.

Each Fund will maintain a portfolio of Treasury Securities whose weighted average duration closely matches the duration of its Underlying Index, meaning that the Funds will invest in a range of fixed income instruments based upon the Adviser's analysis of their duration characteristics to provide a return profile similar to that of each Fund's Underlying Index. Duration is the weighted average life of a Fund's debt instruments measured on a present-value basis; it is generally superior to average weighted maturity as a measure of a Fund's potential volatility due to changes in interest rates. Unlike a Fund's average weighted maturity, which takes into account only the stated maturity date of the Fund's debt instruments, duration represents a weighted average of both interest and principal payments, discounted by the current yield-to-maturity of the securities held. For example, a five-year, zero-coupon bond, which pays interest only upon maturity (along with principal), has both a maturity and duration of five years. However, a five-year bond priced at par with a 7% coupon has a maturity of five years but a duration of 4.3 years, reflecting the bond's earlier payment of interest. A Treasury Security with a longer duration will fluctuate more in price than a Treasury Security with a shorter duration.

Short-term Instruments and Temporary Investments. Each Fund may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (e.g., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds.

Futures and Options. Each Fund may enter into futures contracts, options and options on futures contracts. These futures contracts and options will be used as a means to gain exposure to a Fund's Underlying Index with respect to cash that the Fund is otherwise unable to invest directly in Treasury Securities on a cost-effective basis, to maintain a weighted average duration for a Fund that closely approximates that of the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. If a Fund writes a call option, the premium it receives may serve as a partial hedge, to the extent of the premium, against a decrease in the value of the underlying securities or instruments in its portfolio, although the Fund gives up the ability to profit from an increase in the value of such securities or instruments above the exercise price of the option. Writing put options can also provide income, although a Fund may suffer a loss if the instrument subject to the put option declines in value so that the Fund is obligated to buy the instrument at a price greater than its current market value (plus the premium).

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Assets committed to futures contracts will be segregated to the extent required by law. An option on a futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in futures contract at a specified exercise price at any time prior to the expiration date of the option.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be segregated by the Fund’s custodian.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate.

Loans of Portfolio Securities. Each Fund may lend portfolio securities to creditworthy brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. These loans cannot exceed 33 1/3% of each Fund’s total assets.

The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the Fund also receives the difference between the amount earned on the reinvestment of cash collateral and the amounts paid to the borrower and to the Fund’s securities lending agent, who administers the lending program. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

As noted above, a Fund may pay a portion of the interest or fees earned from securities lending to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund’s Board of Trustees.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon price and date (frequently the day following the purchase). The resale price is in excess of the purchase price and reflects a rate of interest unrelated to the coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and the counterparty is required to deposit additional collateral with the Fund so that the total market value of the collateral equals or exceeds the resale amount provided under the repurchase agreement. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with the Fund agreeing to repurchase the securities at an agreed-upon price, date and interest payment. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can obtain cash equal or nearly equal to the value of the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increases or decreases in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Reverse repurchase agreements have the characteristics of borrowings by the Fund, and are treated as such for certain purposes under the 1940 Act.

Proxy Voting Policy

The Adviser is responsible for voting proxies on securities held by the Funds. Under the Adviser's Proxy Voting Guidelines, proxies are voted in the best long-range financial interest of each Fund as determined by the Funds’ portfolio managers. In general, routine matters are voted in accordance with management recommendations. Because the Funds invest almost exclusively in Treasury Securities, which do not carry voting rights, the Adviser will vote proxies on securities held by the Funds only rarely. Further, because the Adviser's only clients are investment companies, the Adviser does not expect conflicts between the interests of the Funds and those of the Adviser to arise frequently. Information regarding how proxies were voted for the Funds during each 12-month period ended on June 30 will be available (1) without charge through the Funds' website at http://www.ameristock.com and (2) on the Commission's website at http://www.sec.gov.

Portfolio Holdings Information

The Trust’s Board of Trustees has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (b) does not put the interests of the Adviser, the Funds’ distributor (the “Distributor”), or any affiliated person of the Funds, the Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as defined below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the Ameristock Exemptive Order (also as defined below); and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above include National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem Creation Unit aggregations of Fund shares, and other institutional market participants and entities that provide information services. The Ameristock Exemptive Order is the exemptive order granted by the SEC pursuant to which the Funds may offer and redeem their shares only in Creation Unit aggregations.

Each business day, Fund portfolio holdings information will be provided to the Trust's custodian or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day. In addition, the Funds’ holdings will ordinarily be made publicly available on the Fund’s website on a current basis. (Specifically, a list of the Funds’ holdings as of the prior Business Day, accompanied by transactions that have taken place on the current Business Day, will be made available.)

The Funds’ service providers (and certain of their personnel) that are involved in portfolio management and in providing administrative, operational, or other support services (e.g., the Adviser and the Trust’s administrator, custodian and distributor) may receive portfolio holdings information prior to its availability on the Fund’s website as may be necessary to conduct business in the ordinary course in a manner consistent with the Ameristock Exemptive Order, the service providers’ agreements with the Funds, and the terms of the Trust’s current registration statement. From time to time, information concerning Fund portfolio holdings may be provided prior to availability on the Fund’s website to broker-dealers involved in the execution of transactions in securities for the Funds. The Trust will provide portfolio holdings information directly to any party other than those discussed above only if such information is sent so that it will be received no earlier than the day after the information becomes available on the website.

The Funds’ Chief Compliance Officer must specifically authorize all disclosures of portfolio holdings information (other than disclosure of updated information when disclosure of information of a similar nature to the specified recipients has previously been authorized by the Chief Compliance Officer), and must do so pursuant to the above policies and procedures.

The Funds’ Board of Trustees reviews the policies and procedures for disclosure of portfolio holdings information at least annually.

Descriptions of the Underlying Indices

The Underlying Indices were created by Ronald J. Ryan, are owned by Ryan Holdings LLC and Ryan ALM, Inc., and are compiled and maintained by Ryan ALM, Inc. (collectively, "Ryan" or the "Index Provider"). Since 1983, the Index Provider and its predecessors have calculated and issued indices based on the "on-the-run" (“OTR”) U.S. Treasury yield curve. The Underlying Indices serve as the accepted benchmarks of OTR rates. An OTR Treasury Security is the most recently auctioned Treasury bill, note or bond of a stated maturity.

 Methodology

OTR Treasury Indices

The Ryan OTR indices are the "benchmarks" of benchmarks because the OTR Treasury Security yield is the base yield for each maturity against which all other Treasury Securities and most other dollar-denominated fixed income instruments are evaluated. Other debt instruments are usually traded at a spread to the OTR Treasury rate. To keep it current, the Ryan 2 Year Treasury Index, for example, is updated by rolling the OTR position in a two-year note to the new OTR two-year note at the time of the auction, as described more fully in the accompanying specifications for the Ryan indices.

Ryan 1 Year Adjusted Treasury Index

Since May 23, 2001, this Index has been based on (a) the return of the most recently auctioned 6-Month Treasury bill, weighted two-thirds, and (b) the return of the most recently auctioned 2-year Treasury note, weighted one-third. The Index is calculated once each day. The original Index was created on December 31, 1988. The 6-Month Treasury bill is replaced upon each weekly auction of new 6-Month Treasury bills, and the 2-Year Treasury note is replaced upon each new monthly auction.

Ryan 2 Year Treasury Index

The Index is based on the return of the most recently auctioned 2-year Treasury note. The Index is calculated once each day. The Index is available for periods back to August 24, 1973. The 2-Year Treasury note is replaced upon each new monthly auction.

Ryan 5 Year Treasury Index

The Index is based on the return of the most recently auctioned 5-year Treasury note. The Index is calculated once each day. The Index is available for periods back to August 28, 1979. The 5-Year Treasury note is replaced upon each monthly auction of new 5-Year Treasury notes.

Ryan 10 Year Treasury Index

The Index is based on the return of the most recently auctioned 10-year Treasury note. The Index is calculated once each day. The Index is available for periods back to November 1, 1977. The 10-Year Treasury note is replaced upon each new quarterly auction.

Ryan 20 Year Treasury Index

The Index is based on the return of the most recently auctioned 10-year Treasury note and the return of the most recently auctioned 30-year Treasury bond, weighted equally. The Index is calculated once each day. The Index is available for periods back to December 31, 1977. The 10-Year Treasury note is replaced upon each new quarterly auction of such notes, and the 30-Year Treasury bond is replaced upon each new semi-annual auction.

Except for the Ryan 1 Year Adjusted Treasury Index, the Indices have been calculated daily since March 21, 1983; indices for dates prior to March 21, 1983 have been constructed from historical databases.

Index Construction Methods

Single Maturity OTR Indices (Ryan 6 Month Treasury, Ryan 2 Year Treasury, Ryan 5 Year Treasury, Ryan 10 Year Treasury, and Ryan 30 Year Treasury)

1.
The old auction issue at a particular stated maturity (e.g. 2-year note) is rolled into the new auction issue on the appropriate auction date at 3:00 pm Eastern Time for settlement on the new issue's issue date.

2.	The new auction issue (OTR) is purchased at the offer price for settlement on its issue date.

3.	The old auction issue is sold at the bid price for settlement on the new auction issue date (simultaneous settlement).

4.	From auction date to new issue settlement date, the Ryan Indices receive the price return of the new OTR auction issue and the income return of the old auction issue.

5.
Each Ryan Index is priced at the bid side once daily at 3:00 pm ET to obtain the daily value most widely published. Intra-day values will be disseminated every 15 seconds by the AMEX each business day.

6.
The index construction assumes no coupon reinvestment since interest is paid semi-annually and all note auctions are either monthly or quarterly. A change in the auction schedule may necessitate a change in the treatment of coupons (i.e., reopenings, longer intervals in the auction process).

Composite Maturity Indices (Ryan 1 Year Adjusted Treasury and Ryan 20 Year Treasury)

1.	The Single Maturity Index procedure is followed for each of the 6 Month, 2 Year, 10 Year, and 30 Year maturities.

2.
The 1 Year Adjusted Treasury Index is calculated by combining two-thirds of the 6 Month return and one-third of the 2 Year return. The 20 Year Treasury Index is calculated by combining one-half of the 10 Year return and one-half of the 30 Year return.

Developments

In the latter half of the 1990s, the U.S. Treasury changed some previously standard auction patterns, eliminating some maturities entirely and reducing the auction frequency of other notes and bonds. At present, the Funds do not expect further changes in auction patterns to adversely affect the usefulness of the Ryan Indices selected as benchmarks for the Funds. If further changes in auction patterns occur, the Trust may modify the benchmarks for the Funds to use an appropriately weighted average of adjacent benchmark indices.

Investment Limitations

The Board has adopted as “fundamental” policies for each Fund the investment restrictions numbered one through seven below. Fundamental policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the fund’s outstanding voting securities. The Funds’ investment objectives and other investment policies are not fundamental policies. Therefore, each Fund’s investment objective and its Underlying Index may be changed by the Board of Trustees without a shareholder vote.

No Fund will:

1.
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in a particular industry). For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.
Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue “senior securities” to the extent such issuance would violate applicable law.

4.
Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements; and (iii) loans of its portfolio securities to the fullest extent permitted by law.

5.
Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities, nor shall it prevent each Fund from trading in futures contracts and options on futures contracts.

6.
Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in disposing of portfolio securities.

7.
With respect to 75% of a Fund’s total assets, purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if such purchase would (a) cause more the 5% of the Fund’s totals assets to be invested in the securities of such issuer, or (b) result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control, and will not purchase or otherwise acquire any illiquid security except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities. Except with regard to investment limitation two above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

The Adviser will monitor the liquidity of  any restricted securities in each Fund’s portfolio. In reaching liquidity decisions, the Adviser will consider all relevant factors, including the following:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

Each Fund has adopted a non-fundamental investment policy to invest at least 90% of the value of its total assets in Treasury Securities. In accordance with Rule 35d-1 under the 1940 Act, no Fund will change its policy so that less than 80% of its net assets, plus the amount of any borrowings for investment purposes, may under normal circumstances be invested in Treasury Securities, unless it provides its shareholders with at least 60 days’ prior written notice of any such change.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund shares, whether or not participating in the distribution of such shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the SEC an exemption from the prospectus delivery requirement in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the relevant Fund and its shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Fund shares that are part of an overallotment within the meaning of Section 4(3)(a) under the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Adviser and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “1940 Act”) are referred to as “independent trustees.”  Trustees who are deemed to be interested persons of the Trust as defined in the 1940 Act are referred to as “interested trustees.”

Name, Address, and Age(1)	Position(s) Held with the Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee(4)

INDEPENDENT TRUSTEES

Alev Efendioglu, PhD. (64)	Trustee	Since 2007	Professor of Management, School of Business and Management, University of San Francisco (1977-Present).	6	0

Stephen J. Marsh (54)	Chairman of the Board of Trustees	Since 2007	President, Bridgeway Cellars, Inc. (winery) (2003-Present). Senior Vice President, FMV Opinions, Inc. (appraisal firm) (1998-2003).	6	0

Steven A. Wood (58)	Trustee	Since 2007	President and Chief Economist, Insight Economics, LLC (economic consulting firm) (2003-Present). Chief Economist, Financial Oxygen (capital markets technology company) (2001-2003).	6	0

INTERESTED TRUSTEES AND OFFICERS

Nicholas D. Gerber (44)(5)	Trustee, President, Treasurer and Chief Legal Officer	Since 2006	President of the Adviser; President, Wainwright Holdings, Inc.; Chief Investment Officer, Lyons Gate Reinsurance Ltd. (2004-Present); President and management Director, Victoria Bay Asset Management, LLC (2006-Present).	6	0

Andrew Ngim (47)(5)	Trustee	Since 2007	Managing Director of the Adviser (1999-Present); Portfolio Manager of Ameristock Mutual Fund, Inc. (2000-Present), Treasurer and management Director, Victoria Bay Asset Management, LLC (2006-Present).	6	0

Howard Mah (43)	Secretary and Chief Compliance Officer	Since 2007
Compliance Officer of the Adviser (2000-Present); Secretary, Chief Compliance Officer, Chief Financial Officer and management Director, Victoria Bay Asset Management, LLC (2006-Present); tax and financial consultant in private practice (1995-Present).
				N/A	N/A

(1)          Each director or officer may be contacted by writing to the director or officer, c/o Ameristock Funds, 1320 Harbor Bay Parkway, Suite 145, Alameda, CA 94502.

(2)          Each director holds office for an indefinite term until the earlier of (i) the election of his successor or (ii) the date the director dies, resigns or is removed.

(3)          The Fund Complex includes funds with a common investment adviser or an adviser which is an affiliated person.  The Fund Complex consists of the Trust and Ameristock Mutual Fund, Inc.

(4)          Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act (other than funds in the Fund Complex).

(5)          Nicholas D. Gerber and Andrew Ngim are “interested persons” by reason of their positions with the Adviser.

Compensation. The trustees of the Trust who are employees or directors of the Adviser receive no compensation from the Trust.  Each of the independent trustees is paid $10,000 per year for his services to the Trust, with an additional $5,000 paid to the Chairman of the Board of Trustees, and is reimbursed for the expenses of attending Board meetings and for certain educational expenses.  The following table sets forth the estimated compensation to be paid by the Trust projected through the end of the Trust’s first full fiscal year, ending June 30, 2008.

					Total
					Compensation
		Aggregate	Pension or	Estimated	From Trust and
		Compensation From	Retirement	Annual Benefits	Fund Complex
Trustee		the Trust	Benefits	upon Retirement	Paid to Trustee

Alev Efendioglu, PhD.		$10,000	$0	$0	$38,000

Stephen J. Marsh	10,000	$15,000	$0	$0	$43,000

Steven A. Wood		$10,000	$0	$0	$38,000

Share Ownership. The following table sets forth the dollar range of shares beneficially owned by each trustee as of December 31, 2006:

Director		Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by Trustee in Family of Investment Companies
Alev Efendioglu, PhD.		$0	$10,001 - $50,000
Nicholas D. Gerber		$0	$1 - $10,000
Stephen J. Marsh		$0	Over $100,000
Andrew Ngim	f	$0	Over $100,000
Steven A. Wood		$0	$1 - $10,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of June 11, 2007.

Audit Committee of the Board of Trustees. Each independent trustee serves on the Audit Committee of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees (1) its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) its oversight of the Trust’s financial statements and the independent audit thereof; (3) selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) evaluating the independence of the independent accountants.

Control Persons and Principal Holders of Securities. As of June 11, 2007 (prior to the commencement of sales of the Funds’ Creation Units), Lyons Gate Reinsurance, Ltd., an affiliate of the Adviser, owned of record and beneficially 100% of the outstanding shares of each Fund.

Investment Adviser. Ameristock Corporation, 1320 Harbor Bay Parkway, Suite 145, Alameda, California 94502 (the “Adviser”), serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a wholly-owned subsidiary of Wainwright Holdings, Inc (“Wainwright”).  Nicholas D. Gerber, President of the Adviser, controls Wainwright by virtue of his ownership of Wainwright’s shares.  Wainwright is a holding company that, in addition to owning the Adviser, owns an insurance company organized under Bermuda law and a single member limited liability company formed in the State of Delaware for the purpose of being a commodity pool operator.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board of Trustees and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except independent trustee compensation and related expenses, interest, taxes, any brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution or Rule 12b-1 fees that may be instituted, and extraordinary expenses. For its investment management services to each Fund, the Adviser is paid a management fee, accrued daily and payable monthly, at an annual rate of 0.15% of each Fund’s average net assets.

The Investment Advisory Agreement with respect to each Fund will continue in effect until June 30, 2008, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the independent trustees by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days' notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund’s outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days' notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Portfolio Managers. Messrs. Nicholas D. Gerber, Andrew F. Ngim and Andrew Petker (the “Portfolio Managers”) serve as the portfolio managers for the Funds.  The tables below provide information on other accounts the day-to-day management of which the Portfolio Managers have responsibility for as of May 31, 2007. The advisory fees for the accounts are not based on the performance of the accounts.

Mr. Gerber
Types of Accounts	Number	Total Assets
Registered Investment Companies	1	$545,003,691
Other Pooled Investment Vehicles	2	$923,594,105
Other Accounts	0	--

Mr. Ngim
Types of Accounts	Number	Total Assets
Registered Investment Companies	1	$545,003,691
Other Pooled Investment Vehicles	0	--
Other Accounts	0	--

Mr. Petker
Types of Accounts	Number	Total Assets
Registered Investment Companies	0	--
Other Pooled Investment Vehicles	0	--
Other Accounts	0	--

The Portfolio Managers receive compensation from the Adviser in the form of salary and ordinary employee benefits, and do not receive bonuses or other compensation based on the performance of any specific account or the value of the assets held by the Funds. However, Messrs. Gerber and Ngim are likely to benefit indirectly from favorable Fund performance and growth in Fund assets as shareholders of Wainwright, the Adviser’s parent company, to the extent that favorable Fund performance and growth in Fund assets may result in an increase in the value of Wainwright and its shares. Because all of the outstanding shares of each Fund were owned by an affiliate of the Adviser as of June 11, 2007, the Portfolio Managers did not own shares of any Fund as of that date.

Portfolio Manager Conflicts of Interest.  In certain instances, a particular security or instrument may be appropriate for investment by more than one Fund, or for a Fund and another account managed by the Adviser. The Adviser has adopted procedures to help ensure that each Fund and account is treated equitably in such instances, including that each Fund and account pay or receive the average price paid or received for such securities or instruments, and that each Fund and account receive an equitable allocation of any securities or instruments. For more information, see "Portfolio Transactions" below. In addition, the various Funds and accounts will also compete for the time and attention of the portfolio managers, who will endeavor to devote the appropriate amount of time and attention to each Fund and account.

Code of Ethics. The Trust, the Adviser and the Distributor each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics of the Trust and Adviser permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds, except that (i) “access persons” of the Funds or Adviser may not purchase or sell any security on a day during which, to the person’s knowledge, a Fund has a pending “buy” or “sell” order in that same security until that order is executed or withdrawn and (ii) no portfolio manager of a Fund may buy or sell a security within at least seven calendar days before or after that Fund trades in that security.  The Code of Ethics of the Distributor permits personnel subject to such Code to invest in securities that may be purchased or held by the Fund, except that any such person may not purchase or sell any security which he or she knows or should have known at the time of purchase or sale is being considered for purchase or sale by a Fund or is being purchased or sold by a Fund.

Administrator, Custodian and Transfer Agent. Brothers Harriman & Co. (“BBH”) serves as administrator, custodian and transfer agent for the Funds. Its principal address is 40 Water Street, Boston, Massachusetts 02109. Under the Administration Agreement with the Trust, BBH will perform certain administrative and accounting services for the Funds and will prepare certain SEC reports on behalf of the Trust and the Funds. In addition, BBH makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts cash, securities and other assets of each Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for each Fund. Pursuant to the Adminstration Agreement, BBH acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser out of its management fee.

Distributor. ALPS Distributors, Inc. (the “Distributor”) is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, CO 80203.The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the relevant Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Exchange Act and a member of the National Association of Securities Dealers, Inc.

The Distribution Agreement for the Funds may be terminated as to any Fund at any time, without the payment of any penalty, on at least 60-days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

Index Providers. Each Fund is based upon a particular fixed-income market index created by Ryan. Ryan is not affiliated with the Trust or with the Adviser or its affiliates. The Indexes are the exclusive property of Ryan, who has licensed the use of certain trademarks, service marks and trade names of Ryan and the Indices for use by the Adviser, which in turn has entered into a sub-licensing agreement with the Trust permitting the Funds to use such marks and names. The Adviser provides the sub-license without charge to the Funds.

Portfolio Transactions

Many, and possibly most, acquisitions and dispositions of portfolio securities by the Funds will be effected with Authorized Participants in connection with “in-kind” creations and redemptions of Creation Unit Aggregations of Shares. Portfolio transactions with persons in the securities markets at large (i.e., other than those creating or redeeming Creation Unit Aggregations) are expected to represent only a portion of portfolio transactions.

The Adviser is responsible for decisions to buy and sell securities for the Funds, for the allocation of transactions among various dealer firms, and for the negotiation of the prices to be paid in those transactions. Portfolio securities will normally be purchased directly from an issuer or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from the Adviser or its affiliates. The Adviser expects that most portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, does not expect that the Funds will pay many brokerage commissions. In principal transactions, dealers are compensated from the spread between the bid and asked price. The Adviser does not normally consider research services provided by dealers as a factor in the selection of dealers, although the Adviser may receive such research services from time to time. While the Adviser will be primarily responsible for the placement of the portfolio transactions of the Funds with various dealers, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

The Adviser reserves the right to manage other investment companies and other investment accounts for other clients (and does currently manage another investment company), which may at times invest in the same or similar securities to those invested in by the Funds. Subject to applicable laws and regulations, the Adviser will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities for more than one Fund or other client simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Funds or other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Funds or other clients, the size of investment commitments generally held by the Funds or other clients and opinions of the persons responsible for recommending investments to the Funds or other clients. This procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds.

The portfolio turnover rate for each Fund will vary with changes in Treasury auction frequency, market conditions and other factors. While each Fund's Underlying Index will turn over completely with every auction (except, in the case of the Ryan Adjusted 1 Year Treasury Index and the Ryan 20 Year Treasury Index, which will turn over completely over the period between auctions of the less-frequently auctioned security in the Index), the Adviser expects each Fund's portfolio turnover rate will be significantly less than that of its Underlying Index. In any event, under normal circumstances, the Adviser anticipates that the tax consequences of portfolio turnover can be minimized by the use of in-kind redemptions, although, as noted below under “Taxes,” in-kind redemptions generally will result in a taxable gain or loss for the redeeming shareholder.

Additional Information Concerning the Trust

Shares. The Trust currently is comprised of a number of separate investment portfolios called “Funds.” Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds in the future. The Trust is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Fund, except: (i) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Fund; or (ii) when the Trustees have determined that the matter affects the interests of more than one Fund, then the Shareholders of all such Funds shall be entitled to vote thereon.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under the Trust’s Declaration of Trust, Trustees of the Trust may be removed by the affirmative vote of the shareholders holding not less than two-thirds (2/3) of the outstanding shares of the Trust, cast at any meeting called for that purpose..

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund, a purchaser of the Creation Unit Aggregation(s) may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust at Ameristock ETF Trust, 1320 Harbor Bay Parkway, Suite 145, Alameda, CA 94502.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of section 13 of the Exchange Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Funds and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Exchange Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board, subject in certain circumstances to the affirmative vote of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, the AMEX and the National Association of Securities Dealers. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust, the Adviser or an affiliate shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions on Fund shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or distributions made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is defined as any day that (i) the Government Securities markets in the United States, (ii) the Funds’ custodian (BBH) and (iii) the NYSE and the AMEX are open for business. The term Business Day, therefore, does not include certain federal holidays when banks and the Government Securities market are closed but national securities exchanges are open, currently Columbus Day and Veterans Day. In addition, as of the date of this SAI, NYSE and AMEX, as well as banks and the Government Securities markets, observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. The Deposit Securities will consist of a portfolio of particular securities determined and designated by the Adviser in an attempt, consistent with the particular Fund’s investment objective, to generate investment results for the Fund that, before fees and expenses, correspond generally to the price and yield performance of the relevant Underlying Index. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component is equal to, and its function is to compensate for, any difference between the NAV per Creation Unit Aggregation and the market value of the Deposit Securities (the “Deposit Amount”). If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BBH, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the name and the required number and maturity of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity, number and/or maturity of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and interest payments on underlying bonds are reflected from time to time by the Adviser. In addition, the Trust reserves the right to permit or require the substitution an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Federal Reserve System. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant being restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes in the composition of the Fund’s Underlying Index known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (a “Participant Agreement”). A DTC Participant who has executed a Participant Agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received in proper form by the Distributor no later than the closing time of the regular trading in the government securities markets in the U.S. (“Closing Time”) (ordinarily 3:00 p.m., Eastern time) on the date such order is placed in order for the creation of Creation Unit Aggregations to be effected based on the NAV of shares of the Fund determined at the Closing Time on such date. Orders requesting substitution of a “cash-in-lieu” amount generally must be received by the Distributor no later than 2:00 p.m. Eastern time to enable the order to be effected at the NAV determined at the Closing Time. On days when the government securities markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 1:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for all Funds is generally the first Business Day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 2:00 p.m. and 1:00 p.m., respectively, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date. Persons creating Creation Unit Aggregations should observe that this settlement timing differs from the settlement timing used for most other open-end exchange-traded funds, and from the settlement timing of transactions in the Funds in the secondary market.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Transmittal Date provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian by 1:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 1:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. The Trust may at any time use the cash on deposit to purchase the missing Deposit Securities in order to complete the purchase order, and will purchase the missing Deposit Securities if such Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the Transmittal Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Adviser, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of the Trust, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BBH, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, BBH, or any other participant in the creation process, and other extraordinary events. The Trust or the Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BBH, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. To compensate each Fund for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee, described below, payable to each Fund. An additional charge may be imposed for full or partial cash creations to offset the Fund's brokerage and other transaction costs (including estimated market impact) associated with using cash to purchase the requisite Deposit Securities. Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund.

The standard Creation Transaction Fee for each Fund will be $1,000 for an in-kind creation ("Creation Transaction Fee"). This fee is charged per day on which the investor purchases shares in Creation Unit Aggregations, regardless of the number of Creation Units being purchased by the investor on that day. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. In addition, investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BBH, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities (“Redemption Securities”) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form on that day. Redemption Securities may not be identical to the Deposit Securities that are applicable at that time to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Redemption Securities — as announced on the Business Day that the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Redemption Securities (the “Cash Redemption Amount”), less a redemption transaction fee listed below. In the event that the Redemption Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the AMEX is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the AMEX is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by each Fund. The fee is a single charge per day on which an investor redeems shares in Creation Unit Aggregations, and will be the same regardless of the number of Creation Units redeemed by the investor on the same day. The standard redemption transaction fee for redemptions in kind of Creation Units of these Funds is $1,000. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Placement of Redemption Orders for the Funds. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 3:00 p.m., Eastern time, on such Transmittal Date, except as described below; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders requesting substitution of a “cash-in-lieu” amount generally must be received no later than 2:00 p.m. Eastern time. On days when the AMEX closes earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BBH according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount to be delivered will be determined by BBH on such Transmittal Date.

If it is not possible to effect deliveries of the Redemption Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus the redemption transaction fee and an additional charge for requested cash redemptions to offset the brokerage and other transaction costs associated with the disposition of Fund securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeeming shareholder a portfolio of securities that differs from the exact composition of the Redemption Securities as long as the total value of the securities and cash received by the redeeming shareholder does not differ from the value of the Redemption Securities plus the Cash Redemption Amount that they would have otherwise received.

Redemptions of shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Redemption Securities upon redemptions or could not do so without first registering the Redemption Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Redemption Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensation for the Authorized Participant or delivery instructions.

The Indicative Fund Value. The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors. In order to provide updated information relating to the Trust for use by investors and market professionals, an approximate value of shares of the Trust (the “Indicative Fund Value” or “IFV”) will be disseminated every fifteen seconds throughout the trading day by the AMEX or by other information providers, such as Bloomberg. This IFV should not be viewed as a “real-time” update of the NAV, because the IFV may not be calculated in the same manner as the NAV, which is computed once a day. The IFV is determined by third-party pricing services using price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Trust.  The Trust is not involved in, or responsible for, the calculation or dissemination of the IFV and makes no warranty as to its accuracy.

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”). To qualify for treatment as a RIC, a fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the fund’s taxable year, (a) at least 50% of the market value of the fund’s total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the fund (within the meaning of Section 851(c)(2) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent of a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any ordinary income or capital gain net income not distributed in prior years. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Certain Distributions. Any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, is treated as if it had been received by the shareholders on December 31 of the year in which the dividend was declared.

Back-Up Withholding. In certain cases a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Redemptions. An in-kind redemption of shares generally does not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. Upon redemption, such shareholder generally recognizes gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and other property received (generally a portfolio of securities) and its tax basis in the shares redeemed. Any property received upon redemption generally will have an initial tax basis equal to its fair market value on the date of redemption. Shareholders should consult their own tax advisors as to the consequences to them of the redemption of shares in light of their unique circumstances.

Deposits. Deposits of a portfolio of securities in exchange for Creation Units do not result in the recognition of taxable gain or loss by a Fund but generally constitute a taxable event to an investor. The investor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the investor's tax basis therein. Investors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund in light of their own unique circumstances.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of Fund shares if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV is calculated by BBH and determined as of the close of the regular trading on the government securities markets in the United States (ordinarily 3:00 p.m. Eastern time) on each day that all of (i) the government securities markets, (ii) BBH, and (iii) the NYSE and AMEX are open for business.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BBH may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to pricing policies and procedures approved by the Board of Trustees.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Trust may pay dividends or make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is currently provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Miscellaneous Information

Counsel. Sutherland Asbill & Brennan LLP, Washington, D.C, has provided advice as to certain matters under the federal securities laws..

Independent Registered Public Accounting Firm. Cohen Fund Audit Services, Ltd. (the “Independent Accountants”) serves as the independent registered public accounting firm for the Trust.  The Independent Accountants conduct the audit of the Trust’s annual financial statements and prepare the Trust’s tax returns.  The Independent Accountants have no part in the management or investment decisions of the Trust.

Financial Statements

Following are the audited financial statements for the Trust and the report of Cohen Fund Audit Services, Ltd., the Independent Accountants, dated May 31, 2007, relating to the financial statements.

Cohen Fund Audit Services, Ltd. 440,835.8500 80OWestpoint Pkwy., Suite 1100 440.835.1093 fax Westlake, OH 44145-1524 wwwcohenfundcom

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder Ameristock ETF Trust

We have audited the accompanying statement of assets and liabilities of the Ameristock ETF Trust (the "Trust"), comprising the Ameristock/Ryan 1 Year Treasury Fund, the Ameritock/Ryan 2 Year Treasury Fund, the Ameristock/Ryan 5 Year Treasury Fund, the Ameristock/Ryan 10 Year Treasury Fund, and the Ameristock/Ryan 20 Year Treasury Fund, as of May 18, 2007. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of cash as of May 18, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the Funds constituting the Ameristock ETF Trust as of May 18, 2007, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.
Westlake, Ohio
May 31, 2007

Statements of Assets & Liabilities	As of May 18, 2007

	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan	Ameristock/Ryan
	1 Year	2 Year	5 Year	10 Year	20 Year
	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF	Treasury ETF
Assets
Cash in bank	$20,000	$20,000	$20,000	$20,000	$20,000

Liabilities	$—	$—	$—	$—	$—

Net Assets	$20,000	$20,000	$20,000	$20,000	$20,000

Shares of beneficial interest outstanding,
Unlimited, without par value	800	800	800	800	800

Net asset value, offering and redemption price per share	$25.00	$25.00	$25.00	$25.00	$25.00

At May 18, 2007 the components of net assets were as follows:
Paid-in capital	$20,000	$20,000	$20,000	$20,000	$20,000

See accompanying notes to financial statements.

Ameristock ETF Trust
Notes to Financial Statements	May 18, 2007

1) ORGANIZATION

The Ameristock ETF Trust (the “Trust”) currently consists of five separate investment portfolios called “Funds.” Each Fund seeks investment results that correspond generally to performance, before fees and expenses of a particular U.S. Treasury securities index owned and complied by Ryan Holdings LLC and Ryan ALM, Inc. The Trust was organized as a Delaware statutory trust on June 5, 2006, is authorized to have multiple series or portfolios, and may establish additional series or portfolios in the future. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Lyons Gate Reinsurance, Ltd., an affiliate of Ameristock Corporation, purchased the initial shares at $25.00 per share on May 18, 2007. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust consists of the following series (each a “Fund” and collectively the “Funds”):

•	Ameristock/Ryan 1 Year Treasury Fund

•	Ameristock/Ryan 2 Year Treasury Fund

•	Ameristock/Ryan 5 Year Treasury Fund

•	Ameristock/Ryan 10 Year Treasury Fund

•	Ameristock/Ryan 20 Year Treasury Fund

2) SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

Indemnification

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Ameristock ETF Trust
Notes to Financial Statements (continued)	May 18, 2007

3) INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Ameristock Corporation (the “Adviser”) is the investment adviser to each Fund and as such has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for each Fund and manages the investment of its assets.

Under the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except independent trustee fees and expenses, interest expense, taxes, brokerage expenses, distribution or “12b-1” fees (if any), and extraordinary expenses.

The Adviser receives management fees from each Fund based on an annual percentage rate of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee

Ameristock/Ryan 1 Year Treasury Fund	0.15%
Ameristock/Ryan 2 Year Treasury Fund	0.15%
Ameristock/Ryan 5 Year Treasury Fund	0.15%
Ameristock/Ryan 10 Year Treasury Fund	0.15%
Ameristock/Ryan 20 Year Treasury Fund	0.15%

The Adviser has agreed to waive its management fees and/or make payments to limit Fund expenses in the amount of any independent trustee fees and expenses otherwise payable by the Fund until at least June 30, 2008.

Expenses related to the initial organization, registration and offering of the Funds will be borne by the Adviser.

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, custodian and transfer agent for the Funds. Under the Administrative Agency Agreement with the Trust, BBH performs certain administrative, accounting, transfer agency and dividend disbursing services for the Funds and prepares certain SEC reports on behalf of the Trust and the Funds. Under the Custodian Agreement with the Trust, BBH maintains in separate accounts cash, securities and other assets of each Fund, keeps all necessary accounts and records, and provides other services. BBH is required, upon the order of the Trust, to deliver securities held by BBH and to make payments for securities purchased by the Trust for each Fund. As compensation for the foregoing services, BBH receives certain out-of-pocket costs, transaction fees, and asset-based fees which are paid by the Adviser.

Distributor

ALPS Distributors, Inc. (the “Distributor”) is the distributor of shares of the Trust. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund in creation unit aggregations. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Fees under the Distribution Agreement are also paid by the Adviser, and the Adviser may, from time to time and from its own resources, make other distribution-related payments to the Distributor or other persons.

Ameristock ETF Trust
Notes to Financial Statements (continued)	May 18, 2007

Consulting Services and Licensing Agreement

The Adviser has entered into a Consulting Services and Licensing Agreement (the “Consulting Agreement”) with the Ryan Holdings LLC, Ryan ALM, Inc., and Ryan ALM Advisers, LLC (the “Ryan Parties”). Under the Consulting Agreement, Ryan Advisers, LLC provides consulting services with respect to the calculation and make-up of the indices the performance of which the Funds attempt to closely match (the “Underlying Indices”) and with respect to the markets for and trading in U.S. government securities. Also under the Consulting Agreement, Ryan Holdings LLC and Ryan ALM, Inc. license the use of certain trademarks, service marks and trade names of the Ryan Parties and the Underlying Indices for use by the Adviser. Fees under Consulting Agreement are paid by the Adviser, which in turn has entered into a sub-license agreement with the Trust permitting the Funds to use such marks and names without charge.

Certain officers and/or trustees of the Adviser and Administrator are also officers/ trustees of the Trust.

4) CAPITAL

Shares are issued and redeemed by the Trust only in creation unit size blocks of 100,000 shares or multiples thereof at net asset value. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of each portfolio of the Trust on the transaction date. An investor who wishes to redeem Creation Units at net asset value is subject to a standard transaction fee of $1,000 on the date of such redemption.